                                                                                      Registration No. 333-44545
                                                                                      File No. 811-8613

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                       /   /

       PRE-EFFECTIVE AMENDMENT NO. ___                                                                        /   /

       POST-EFFECTIVE AMENDMENT NO. 7                                                                           /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   /   /

       AMENDMENT NO. 11                                                                                         /X/

                                     OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
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                               (formerly named "Oppenheimer Large Cap Growth Fund")
                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                  (303) 768-3200
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                                          (Registrant's Telephone Number)

                                              Andrew J. Donohue, Esq.
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                                              OppenheimerFunds, Inc.
                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

         /   / immediately upon filing pursuant to paragraph (b)
         /   / On ________________, pursuant to paragraph (b)
         /   / 60 days after filing pursuant to paragraph (a)(1)
         /X/   on November 27, 2001, pursuant to paragraph (a)(1)
         /   / 75 days after filing pursuant to paragraph (a)(2)
         /   / On _______, pursuant to paragraph (a)(2) of Rule (485)

If appropriate, check the following box:

         /   / This   post-effective   amendment   designates  a  new  effective   date  for  a  previously   filed
               post-amendment.

775N1A_Oct01a